Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Abstract]
Income tax income (expense)	$ 2,168	$ (6,050)
Profit before income tax	$ 28,623	$ 16,848